Document and Entity Information	Aug. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001811063
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	Nuvation Bio Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39351
Entity Tax Identification Number	85-0862255
Entity Address, Address Line One	1500 Broadway
Entity Address, Address Line Two	Suite 1401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(332)
Local Phone Number	208-6102
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	NUVB
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NUVB.WS
Security Exchange Name	NYSE